Financial instruments and risk management - Foreign exchange risk - Additional information (Detail)	12 Months Ended
Dec. 31, 2020
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in annual foreign exchange rate	10.00%